SCHEDULE OF MATURITIES LEASE LIABILITIES UNDER OPERATING LEASES (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Remainder of 2023	$ 175
2023		$ 206
2024	85	54
2025	44	16
Total undiscounted lease payments	304	276
Less: Imputed interest	(15)	(13)
Total lease liabilities	$ 289	$ 263	$ 459